UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Braeside Investments, LLC
Address: 5430 LBJ Freeway
         Suite 1555
         Dallas, Texas  75240

13F File Number:  028-14720

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven McIntyre and Todd Stein
Title:     Managers of Braeside Investments, LLC
Phone:     214.276.9001

Signature, Place, and Date of Signing:

 /s/ Steven McIntyre     Dallas, Texas/USA     February 11, 2013
 /s/ Todd Stein          Dallas, Texas/USA     February 11, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    $112,980 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CURRENCYSHS JAPANESE YEN TR    JAPANESE YEN     23130A102      315  1619400 SH  PUT  SOLE                  1619400
ISHARES GOLD TRUST             ISHARES          464285105     6846   420510 SH       SOLE                   420510
ISHARES SILVER TRUST           ISHARES          46428Q109    17056   580725 SH       SOLE                   580725
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    20305   437699 SH       SOLE                   437699
MICROSOFT CORP                 COM              594918104    10906   408306 SH       SOLE                   408306
PAN AMERICAN SILVER CORP       COM              697900108     8995   480224 SH       SOLE                   480224
SPDR GOLD TRUST                GOLD SHS         78463V107    26097   161073 SH       SOLE                   161073
USA MOBILITY INC               COM              90341G103    22460  1922975 SH       SOLE                  1922975